Statement of Changes in Net Assets Available for Benefits - Rail $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss)
Plan interest in net investment income (loss) of the Master Trust	$ 2,775
Net investment income (loss)	2,775
Interest and dividend income
Interest income on notes receivable from participants	9
Total interest and dividend income	9
Contributions
Participant	138
Employer	106
Total contributions	244
Deductions
Participant withdrawals	(2,458)
Administrative expenses	(14)
Total deductions	(2,472)
Increase (decrease) in net assets available for benefits	556
Transfers
Transfers from (to) other plans	(17,486)
Net increase (decrease) in net assets available for benefits	(16,930)
Net assets available for benefits
Beginning of year	16,930
End of year	$ 0